Income taxes - Schedule of reconciliation of total tax expenses (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	19.77%	(14.71%)	(4.00%)
Super deduction on research and development expenses			3.96%
Effect of expired tax loss			(0.40%)
Effect of tax holiday		2.15%	47.40%
Effect of tax rate in different tax jurisdiction	(77.33%)	13.38%	(6.07%)
Change in valuation allowance	36.13%	(28.31%)	(65.89%)
Total	3.57%	(2.49%)	0.00%